                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5514

                      (Investment Company Act File Number)

                               MTB Group of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 12/31/04

              Date of Reporting Period: Fiscal year ended 12/31/04

Item 1.     Reports to Stockholders

[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc.

ANNUAL REPORT: December 31, 2004

MTB Funds

Large Cap Growth Fund II

Large Cap Value Fund II

Managed Allocation Fund – Moderate Growth II

CONTENTS

Management Discussion of Fund Performance	1

Shareholder Expense Example	4

Portfolios of Investments	5

Statements of Assets and Liabilities	13

Statements of Operations	14

Statements of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	20

Report of Independent Registered Public Accounting Firm	24

Board of Trustees and Trust Officers	25

MTB LARGE CAP GROWTH FUND II

Q.	How did the MTB Large Cap Growth Fund II perform this year?
A.	For the year ended December 31, 2004, the MTB Large Cap Growth Fund II under-performed because the Fund had an overweight in information technology for the better part of 2004. This sector underperformed the Standard and Poor’s 500/Barra Growth Index* during the reporting period. As stated we were overweight in a sector that underperformed, and we also owned a number of technology stocks that experienced some earnings difficulties in 2004.
Q.	What material factor positively affected the Fund’s performance during 2004?
A.	The sector with the largest contribution to overall performance in 2004 was the Energy sector. We had an overweight position in Energy throughout 2004. Higher oil and gas prices certainly aided performance, but it was our stock selection in the oil service sector that helped deliver above trend returns. As the price of oil trended higher throughout the year, the major integrated oil companies increased their spending budgets to take advantage of the higher prices, which helped our overweight position in the service sector. Portfolio positions in Schlumberger, Weatherford and Nabors Industries helped this sector to outperform the benchmark.
Q.	What material factor negatively affected this Fund’s performance during 2004?
A.	Performance was negatively impacted by our overweight position in the technology sector, as companies like Veritas, Synopsys and Novell all experienced earnings difficulties in 2004.
Q.	What other management decisions positively or negatively affected performance during 2004?
A.	Our decision to stay overweight in technology and not reduce our exposure throughout the year had an impact on overall Fund performance. We believed that after four years of subpar growth that the industry would see a pickup in capital spending with an improving economic environment. The last spending cycle was initiated by fear due to the Y2K phenomenon. That cycle took place five years ago, which is why we felt compelled to hold to our replacement thesis.
* The Standard & Poor’s 500/Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor’s 500 Index having the highest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

Growth of a $10,000 Investment in MTB Large Cap Growth Fund II

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Growth Fund II (the “Fund”) from May 31, 2002 (start of performance) to December 31, 2004, compared to the Standard and Poor’s 500 Index (S&P 500), the Russell 1000 Index (RUS1) and the Standard and Poor’s 500/Barra Growth Index (S&P 500/BG).2

Average Annual Total Return for the Period Ended December 31, 2004

One Year	5.15%

Start of Performance (5/31/2002)	1.16%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, RUS1 and the S&P 500/BG have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate value of 500 stocks representing all major industries. The RUS1 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. Investments cannot be made in an index.

The S&P 500, RUS1 and the S&P 500/BG are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance.

MTB LARGE CAP VALUE FUND II

Q.	How did the MTB Large-Cap Value Fund II perform this year?
A.	For the year ended December 31, 2004, the MTB Large-Cap Value Fund II under-performed because the Fund had an overweight in both information technology and in health care. Both of these sectors underperformed the Standard & Poor’s 500/Barra Value Index* for the year. Offsetting the underperformance of those two sectors was the outperformance of the financial sector, which was attributable to superior stock selection.
Q.	What material factors positively affected the Fund’s performance during 2004?
A.	The most significant positive contributors to performance were the Fund’s overweight in Countrywide Financial Corp., which performed well because of the continued strong housing market and strong mortgage demand; the Fund’s underweight in American International Group, which was implicated in the bid rigging investigation of Marsh McLennan; and the Fund’s overweight in Mills Corp., which was a beneficiary of a strong commercial real estate market and has a unique shopping mall format.
Q.	What material factors negatively affected the Fund’s performance during 2004?
A.	Performance was negatively affected by Fund’s holdings in Merck & Co., which recalled and stopped all future sales of Vioxx, its Cox-2 inhibitor drug for arthritis, because of potential side effects; Electronics for Imaging, which experienced back-to-back quarterly earnings disappointments; and Nortel Networks, which announced that it will restate earnings for 2000 through the first nine months of 2004 and has replaced its Chief Executive Officer and Chief Financial Officer.
Q.	What other management decisions positively or negatively affected performance during 2004?
A.	The investments in the portfolio were positioned for an accelerating economic recovery which was postponed much of the year by a series of events such as the Federal Reserve raising rates, election uncertainty, the increased threat of terrorism leading up to the election, the difficulties in Iraq, and oil prices reaching highs of $55 per barrel. All of these factors delayed the recovery, and therefore had a negative effect on the Fund.
* The Standard & Poor’s 500/Barra Value Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor’s 500 Index having the lowest price-to-book ratios. The index consists of approximately half of the Standard & Poor’s 500 Index on a market capitalization basis. Investments cannot be made in an index.

Growth of a $10,000 Investment in MTB Large Cap Value Fund II

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Value Fund II (the “Fund”) from May 31, 2002 (start of performance) to December 31, 2004, compared to the Standard and Poor’s 500/Barra Value Index (S&P 500/BV).2

Average Annual Total Return for the Period Ended December 31, 2004

One Year	9.58%

Start of Performance (5/31/2002)	4.80%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500/BV is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II

Q.	How did the MTB Managed Allocation Fund – Moderate Growth II perform this year?
A.	Underlying MTB equity funds moderately under-performed the Standard & Poor’s 500 Index* for the reporting period and these funds comprised 60% of Moderate Growth II assets. Lower quality equities tended to have a stronger performance year in 2004 than higher quality equities and the underlying MTB Funds as a rule seek to invest in higher quality equities.
Underlying fixed income funds performed closer to the Lehman Brothers Aggregate Bond Index** but still slightly under-performed for the reporting period. MTB fixed income funds were generally short to their indexes through most of the reporting period in a year reflecting a conservative approach in a rising yield environment.
Q.	What material factors positively affected the Fund’s performance during 2004?
A.	The smaller capitalization stock funds (Mid Cap Stock Fund and Small Cap Stock Fund) made the most positive contributions to performance within the domestic market. The International Stock Fund, however, was the biggest positive contributor overall to performance.
Q.	What material factors negatively affected the Fund’s performance during 2004?
A.	The two shorter-term fixed income funds (Short Term Corporate Bond Fund and Short Duration Government Bond Fund) were the two lowest return Funds over the reporting period.
* The Standard & Poor’s 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate value of 500 stocks representing all major industries. Investments cannot be made in an index.
** The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of securities from the Lehman Brothers Government/Corporate Bond Index and the Asset-Backed Securities Index. Investments cannot be made in an index.

Growth of a $10,000 Investment in MTB Managed Allocation Fund –Moderate Growth II

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund – Moderate Growth Fund II (the “Fund”) from June 17, 2002 (start of performance) to December 31, 2004, compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Return for the Period Ended December 31, 2004

One Year	5.94%

Start of Performance (6/17/2002)	5.95%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Funds performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 and LBAB are not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	7/1/2004	12/31/2004	During Period[1]

MTB LARGE CAP GROWTH FUND II
Actual	$1,000	$1,011.90	$5.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.11	$5.08
MTB LARGE CAP VALUE FUND II
Actual	$1,000	$1,072.90	$5.21
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.11	$5.08
MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II
Actual	$1,000	$1,048.20	$3.81
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.42	$3.76
EXPENSES:

1 Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

LARGE CAP GROWTH FUND II	1.00%

LARGE CAP VALUE FUND II	1.00%

MANAGED ALLOCATION FUND – MODERATE GROWTH II	0.74%

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund II

At December 31, 2004, the Fund’s sector classification1 was as follows:

Percentage of
EQUITIES	Total Investments[2]

Pharmaceuticals	10.6%

Industrial Conglomerates	7.8%

Software	7.4%

Computers & Peripherals	6.1%

Communications Equipment	5.8%

Semiconductor Equipment & Products	5.1%

Biotechnology	4.5%

Energy Equipment & Services	4.4%

Healthcare Equipment & Supplies	3.8%

Household Products	3.6%

Food & Staples Retailing	3.6%

Beverages	3.5%

Electronic Equipment & Instruments	2.9%

Media	2.8%

Specialty Retail	2.7%

Capital Markets	2.6%

Healthcare Providers & Services	1.9%

Personal Products	1.8%

Air Freight & Logistics	1.8%

Oil & Gas	1.8%

Aerospace & Defense	1.7%

Consumer Finance	1.5%

Thrifts & Mortgage Finance	1.5%

Metals & Mining	1.4%

Multiline Retail	1.4%

Auto Components	1.4%

Food Products	1.1%

Machinery	1.1%

Airlines	0.9%

Tobacco	0.5%

Cash Equivalents[3]	3.0%

TOTAL	100%

1 Except for Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to the classification of the Standard & Poor’s Global Industry Classification (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

2 Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIOS OF INVESTMENTS

MTB Large Cap Growth Fund II

Description	Shares	Value

COMMON STOCKS – 97.6%

AEROSPACE & DEFENSE – 1.7%
Northrop Grumman Corp.	400	$21,744

United Technologies Corp.	500	51,675

TOTAL AEROSPACE & DEFENSE		$73,419

AIR FREIGHT & LOGISTICS – 1.8%
United Parcel Service, Inc.	900	76,914

AIRLINES – 0.9%
Southwest Airlines Co.	2,500	40,700

AUTO COMPONENTS – 1.4%
Lear Corp.	1,000	61,010

BEVERAGES – 3.5%
Coca-Cola Co.	900	37,467

PepsiCo, Inc.	2,200	114,840

TOTAL BEVERAGES		$152,307

BIOTECHNOLOGY – 4.5%
[1]Amgen, Inc.	1,700	109,055

[1]Biogen Idec, Inc.	400	26,644

[1]Gilead Sciences, Inc.	1,700	59,483

TOTAL BIOTECHNOLOGY		$195,182

CAPITAL MARKETS – 2.6%
Morgan Stanley	2,000	111,040

COMMUNICATIONS EQUIPMENT – 5.9%

[1]Cisco Systems, Inc.	7,000	135,100

[1]Corning, Inc.	6,500	76,505

Motorola, Inc.	2,500	43,000

TOTAL COMMUNICATIONS EQUIPMENT		$254,605

COMPUTERS & PERIPHERALS – 6.1%
[1]Dell, Inc.	2,100	88,494

EMC Corp. Mass	4,500	66,915

IBM Corp.	1,100	108,438

TOTAL COMPUTERS & PERIPHERALS		$263,847

CONSUMER FINANCE – 1.6%

Capital One Financial Corp.	800	67,368

ELECTRONIC EQUIPMENT &
INSTRUMENTS – 2.9%
[1]Jabil Circuit, Inc.	3,500	89,530

[1]Solectron Corp.	7,000	37,310

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$126,840

Description	Shares	Value

ENERGY EQUIPMENT & SERVICES – 4.4%
[1]Nabors Industries Ltd.	1,600	$82,064

Schlumberger Ltd.	500	33,475

[1]Weatherford International Ltd.	1,500	76,950

TOTAL ENERGY EQUIPMENT & SERVICES		$192,489

FOOD & STAPLES RETAILING – 3.6%
Sysco Corp.	750	28,627

Wal-Mart Stores, Inc.	2,400	126,768

TOTAL FOOD & STAPLES RETAILING		$155,395

FOOD PRODUCTS – 1.1%
General Mills, Inc.	1,000	49,710

HEALTHCARE EQUIPMENT &
SUPPLIES – 3.8%
[1]Boston Scientific Corp.	2,000	71,100

[1]Edwards Lifesciences Corp.	1,100	45,386

Medtronic, Inc.	1,000	49,670

TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$166,156

HEALTHCARE PROVIDERS &
SERVICES – 1.9%
[1]Express Scripts, Inc., Class A	1,100	84,084

HOUSEHOLD PRODUCTS – 3.6%
Colgate-Palmolive Co.	900	46,044

Procter & Gamble Co.	2,000	110,160

TOTAL HOUSEHOLD PRODUCTS		$156,204

INDUSTRIAL CONGLOMERATES – 7.8%
3M Co.	800	65,656

General Electric Co.	7,500	273,750

TOTAL INDUSTRIAL CONGLOMERATES		$339,406

MACHINERY – 1.1%
Caterpillar, Inc.	500	48,755

MEDIA – 2.8%
[1]Comcast Corp., Class A	2,200	73,216

Viacom, Inc., Class B	1,300	47,307

TOTAL MEDIA		$120,523

METALS & MINING – 1.5%
Alcoa, Inc.	2,000	62,840

Description	Shares	Value

MULTILINE RETAIL – 1.4%
Target Corp.	1,200	$62,316

OIL & GAS – 1.8%
Exxon Mobil Corp.	1,500	76,890

PERSONAL PRODUCTS – 1.9%
Gillette Co.	1,800	80,604

PHARMACEUTICALS – 10.7%
Abbott Laboratories	1,300	60,645

[1]Forest Laboratories, Inc., Class A	500	22,430

Johnson & Johnson	1,300	82,446

Lilly (Eli) & Co.	900	51,075

Merck & Co., Inc.	1,000	32,140

Pfizer, Inc.	4,800	129,072

Wyeth	2,000	85,180

TOTAL PHARMACEUTICALS		$462,988

SEMICONDUCTOR EQUIPMENT &
PRODUCTS – 5.1%
[1]Applied Materials, Inc.	2,700	46,170

Intel Corp.	5,700	133,323

Taiwan Semiconductor Manufacturing Co., ADR	5,000	42,450

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$221,943

SOFTWARE – 7.5%
[1]Electronic Arts, Inc.	400	24,672

Microsoft Corp.	7,000	186,970

[1]Synopsys, Inc.	1,800	35,316

[1]Veritas Software Corp.	2,700	77,085

TOTAL SOFTWARE		$324,043

Description	Shares	Value

SPECIALTY RETAIL – 2.7%
Home Depot, Inc.	1,800	$76,932

Lowe's Cos., Inc.	700	40,313

TOTAL SPECIALTY RETAIL		$117,245

THRIFTS & MORTGAGE FINANCE – 1.5%
Federal National Mortgage Association	900	64,089

TOBACCO – 0.5%
Altria Group, Inc.	350	21,385

TOTAL COMMON STOCKS
(IDENTIFIED COST $4,052,963)		4,230,297

MUTUAL FUNDS – 3.0%
2MTB Prime Money Market Fund,
Institutional Shares	38,743	38,743

2MTB Money Market Fund	91,952	91,952

SSGA Money Market Fund	2	2

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$130,697

TOTAL INVESTMENTS – 100.6%
(IDENTIFIED COST $4,183,660)		4,360,994

OTHER ASSETS AND LIABILITIES – NET – (0.6)%		$(28,324)

TOTAL NET ASSETS – 100%		$4,332,670

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund II

At December 31, 2004, the Fund’s sector classification1 was as follows:

Percentage of
EQUITIES	Total Investments[2]

Thrifts & Mortgage Finance	9.9%

Insurance	9.2%

Diversified Financial Services	6.4%

Aerospace & Defense	5.4%

Oil & Gas	5.3%

Commercial Banks	4.9%

Pooled Investment Vehicles[3]	4.8%

Media	4.5%

Metals & Mining	4.4%

Software	4.3%

Diversified Telecommunication Services	4.0%

Tobacco	3.5%

Electronic Equipment & Instruments	3.3%

Household Products	3.0%

Healthcare Providers & Services	2.6%

Road & Rail	2.1%

Paper & Forest Products	2.0%

Machinery	2.0%

Food & Staples Retailing	2.0%

Multi-Utilities & Unregulated Power	2.0%

Commercial Services and Supplies	1.9%

Communications Equipment	1.8%

Auto Components	1.0%

Cash Equivalents[4]	9.7%

TOTAL	100%

1 Except for Pooled Investment Vehicles and Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to the classification of the Standard & Poor’s Global Industry Classification (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

2 Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Pooled Investment Vehicles are publicly-traded entities designed to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of a securities index, such as the S&P 500.

4 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

MTB Large Cap Value Fund II

Description	Shares	Value

COMMON STOCKS – 84.8%

AEROSPACE & DEFENSE – 5.4%
Lockheed Martin Corp.	1,470	$81,659

Northrop Grumman Corp.	2,400	130,464

Raytheon Co.	1,200	46,596

TOTAL AEROSPACE & DEFENSE		$258,719

AUTO COMPONENTS – 0.9%
Delphi Auto Systems Corp.	5,100	46,002

COMMERCIAL BANKS – 4.9%
Wachovia Corp.	1,800	94,680

Wells Fargo & Co.	2,254	140,086

TOTAL COMMERCIAL BANKS		$234,766

COMMERCIAL SERVICES &
SUPPLIES – 1.9%
Pitney Bowes, Inc.	2,000	92,560

COMMUNICATIONS EQUIPMENT – 1.8%
Motorola, Inc.	5,000	86,000

DIVERSIFIED FINANCIAL
SERVICES – 6.4%
Citigroup, Inc.	2,535	122,136

J.P. Morgan Chase & Co.	2,400	93,624

Loews Corp.	1,300	91,390

TOTAL DIVERSIFIED FINANCIAL SERVICES		$307,150

DIVERSIFIED TELECOMMUNICATION
SERVICES – 3.9%
Sprint Corp.	4,000	99,400

Verizon Communications	2,240	90,742

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$190,142

ELECTRONIC EQUIPMENT &
INSTRUMENTS – 3.3%
[1]Agilent Technologies, Inc.	6,600	159,060

FOOD & STAPLES RETAILING – 2.0%
Albertsons, Inc.	4,000	95,520

HEALTHCARE PROVIDERS &
SERVICES – 2.6%
Aetna, Inc.	1,000	124,750

HOUSEHOLD PRODUCTS – 2.9%
Kimberly-Clark Corp.	2,165	142,479

Description	Shares	Value

INSURANCE – 9.1%
AON Corp.	5,300	$126,458

Genworth Financial, Inc., Class A	2,700	72,900

Hartford Financial Services Group, Inc.	1,800	124,758

Radian Group, Inc.	2,200	117,128

TOTAL INSURANCE		$441,244

MACHINERY – 2.0%
Ingersoll-Rand Co., Class A	1,200	96,360

MEDIA – 4.5%
[1]Liberty Media Corp., Class A	6,500	71,370

Viacom, Inc., Class B	3,980	144,832

TOTAL MEDIA		$216,202

METALS & MINING – 4.4%
Barrick Gold Corp.	5,800	140,476

Rio Tinto PLC, ADR	600	71,526

TOTAL METALS & MINING		$212,002

MULTI-UTILITIES & UNREGULATED
POWER – 2.0%
Dominion Resources, Inc.	1,400	94,836

OIL & GAS – 5.2%
ConocoPhillips	804	69,811

Kerr-McGee Corp.	2,300	132,917

Noble Energy, Inc.	800	49,328

TOTAL OIL & GAS		$252,056

PAPER & FOREST PRODUCTS – 2.0%
International Paper Co.	2,300	96,600

ROAD & RAIL – 2.1%
Union Pacific Corp.	1,500	100,875

SEMICONDUCTOR EQUIPMENT &
PRODUCTS – 0.0%
[1]Freescale Semiconductor, Inc., Class B	31	569

SOFTWARE – 4.2%
Computer Associates International, Inc.	6,600	204,996

THRIFTS & MORTGAGE
FINANCE – 9.8%
Countrywide Financial Corp.	5,440	201,334

Federal National Mortgage Association	2,884	205,370

MGIC Investment Corp.	1,000	68,910

TOTAL THRIFTS & MORTGAGE FINANCE		$475,614

Description	Shares	Value

TOBACCO – 3.5%
Altria Group, Inc.	2,770	$169,247

TOTAL COMMON STOCKS
(IDENTIFIED COST $3,871,840)		$4,097,749

POOLED INVESTMENT VEHICLES – 4.8%

S&P Depositary Receipts Trust, ADR
(IDENTIFIED COST $224,647)	1,900	$229,653

Description	Shares	Value

MUTUAL FUNDS – 9.7%[2]
MTB Prime Money Market Fund,
Institutional Shares	238,353	$238,353

MTB Money Market Fund	228,625	228,625

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$466,978

TOTAL INVESTMENTS – 99.3%
(IDENTIFIED COST $4,563,465)		$4,794,380

OTHER ASSETS AND LIABILITIES – NET – 0.7%		$34,723

TOTAL NET ASSETS – 100%		$4,829,103

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Moderate Growth II

At December 31, 2004, the Fund’s portfolio composition1 was as follows:

Percentage of
EQUITIES	Total Investments[2]

MTB Large Cap Stock Fund	17.0%

MTB Intermediate-Term Bond Fund	11.0%

MTB Large Cap Growth Fund	10.0%

MTB Short-Term Corporate Bond Fund	10.0%

MTB Large Cap Value Fund	10.0%

MTB Mid Cap Stock Fund	8.9%

MTB International Equity Fund	8.1%

MTB Short Duration Government Bond Fund	7.0%

MTB Prime Money Market Fund	6.1%

MTB U.S. Government Bond Fund	6.0%

MTB Small Cap Stock Fund	5.9%

TOTAL	100%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

Description	Shares	Value

MUTUAL FUNDS – 100.1%[2]

EQUITY FUNDS – 60.0%
MTB International Equity Fund,
Institutional I Shares	297,038	$3,314,949

MTB Large Cap Growth Fund,
Institutional I Shares	520,097	4,093,167

MTB Large Cap Stock Fund,
Institutional I Shares	803,012	6,970,146

MTB Large Cap Value Fund,
Institutional I Shares	359,333	4,089,215
MTB Mid Cap Stock Fund,
Institutional I Shares	220,214	3,675,376

MTB Small Cap Stock Fund,
Institutional I Shares	267,763	2,444,675

TOTAL EQUITY FUNDS		$24,587,528

Description	Shares	Value

FIXED INCOME FUNDS– 34.0%
MTB Intermediate-Term Bond Fund,
Institutional I Shares	448,000	$4,515,835

MTB Short-Term Corporate Bond Fund,
Institutional I Shares	415,320	4,090,901

MTB Short Duration Government Bond Fund,
Institutional I Shares	297,028	2,860,379

MTB U.S. Government Bond Fund,
Institutional I Shares	258,790	2,466,265

TOTAL FIXED INCOME FUNDS		$13,933,380

MONEY MARKET FUND
MTB Prime Money Market Fund,– 6.1%
Institutional Shares	2,517,265	2,517,265

TOTAL INVESTMENTS – 100.1%
(IDENTIFIED COST $40,854,686)		$41,038,173

OTHER ASSETS AND LIABILITIES – NET – (0.1)%		$(27,489)

TOTAL NET ASSETS – 100%		$41,010,684

See Notes to Portfolios of Investments

The categories of investments are shown as a percentage of total net assets at December 31, 2004.
(1)	Non-income producing security.
(2)	Affiliated companies.

The following acronym is used throughout this report:

ADR—American Depository Receipt

	Cost of
	Investments
	for Federal Tax	Total Net
MTB Fund	Purposes	Assets
Large Cap Growth Fund II	$4,198,236	$4,332,670
Large Cap Value Fund II	$4,565,232	$4,829,103
Managed Allocation Fund – Moderate Growth II	$40,886,599	$41,010,684

See Notes which are an integral part of the Financial Statements

					Managed
	Large Cap		Large Cap		Allocation Fund–
	Growth		Value		Moderate
December 31, 2004	Fund II		Fund II		Growth II

ASSETS:
Investments in securities, at value	$4,360,994	(a)	$4,794,380	(a)	$41,038,173	(a)
Income receivable	3,331		6,894		126,076
Receivable for investments sold	34,434		—		—
Receivable for shares sold	—		69,657		89
Prepaid expenses	—		—		642

TOTAL ASSETS	4,398,759		4,870,931		41,164,980

LIABILITIES:
Payable for investments purchased	43,112		18,351		122,210
Payable for shares redeemed	79		93		2,461
Payable for auditing fees	13,481		13,467		12,613
Payable for transfer and dividend disbursing agent fees and expenses	4,518		4,553		5,305
Payable for portfolio accounting fees	2,437		2,448		3,649
Payable for distribution services fee (Note 5)	870		953		8,058
Accrued expenses	1,592		1,963		—

TOTAL LIABILITIES	66,089		41,828		154,296

NET ASSETS	$4,332,670		$4,829,103		$41,010,684

NET ASSETS CONSIST OF:
Paid in capital	$4,029,451		$4,180,545		$37,271,960
Net unrealized appreciation of investments	177,334		230,915		183,487
Accumulated net realized gain on investments	120,629		414,033		3,549,678
Undistributed net investment income	5,256		3,610		5,559

TOTAL NET ASSETS	$4,332,670		$4,829,103		$41,010,684

SHARES OUTSTANDING, NO PAR VALUE,
UNLIMITED SHARES AUTHORIZED:	423,764		437,765		3,701,995

Net Asset Value, Offering Price and Redemption Proceeds Per Share:	$10.22		$11.03		$11.08

Investments, at identified cost	$4,183,660		$4,563,465		$40,854,686

(a) Including $130,695, $466,978 and $41,038,173 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

			Managed
	Large Cap	Large Cap	Allocation Fund–
	Growth	Value	Moderate
Year Ended December 31, 2004	Fund II	Fund II	Growth II

INVESTMENT INCOME:
Dividends	$ 56,530 (a)	$ 84,332 (a)	$667,007 (a)

EXPENSES:
Investment advisory fee (Note 5)	29,304	26,639	79,041
Administrative personnel and services fee (Note 5)	2,199	2,426	20,165
Custodian fees	172	190	1,581
Transfer and dividend disbursing agent fees and expenses (Note 5)	11,301	11,458	11,779
Trustees’ fees	5,730	5,722	3,842
Auditing fees	12,301	12,609	15,705
Legal fees	4,764	4,753	1,386
Portfolio accounting fees	3,534	3,658	13,672
Distribution services fee (Note 5)	8,619	9,514	79,041
Printing and postage	5,334	5,788	7,435
Insurance premiums	14,211	14,167	15,506
Miscellaneous	2,270	2,214	2,761

TOTAL EXPENSES	99,739	99,138	251,914

WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee (Note 5)	(29,304)	(26,639)	(14,247)
Waiver of portfolio accounting fees	(402)	(440)	(3,705)
Reimbursement of other operating expenses (Note 5)	(35,564)	(34,294)	—

TOTAL WAIVERS AND REIMBURSEMENTS	(65,270)	(61,373)	(17,952)

Net expenses	34,469	37,765	233,962

Net investment income	22,061	46,567	433,045

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	269,357	479,346	2,693,819 (b)
Capital gain distributions received from other investment companies	—	—	906,378
Net change in unrealized appreciation of investments	(97,102)	(145,862)	(1,887,048)

Net realized and unrealized gain on investments	172,255	333,484	1,713,149

Change in net assets resulting from operations	$194,316	$380,051	$2,146,194

(a)	Received $1,486, $1,373 and $666,985 from affiliated issuers, respectively (Note 5).
(b)	Realized gain of $2,693,819 on sales of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

	Large Cap Growth

	Year Ended	Year Ended
	December 31,	December 31,
	2004	2003

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$22,061	$6,833
Net realized gain (loss) on investments	269,357	(40,376)
Capital gain distributions received from other investment companies	—	—
Net change in unrealized appreciation/depreciation of investments	(97,102)	352,119

Change in net assets resulting from operations	194,316	318,576

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(23,525)	(2,769)
Distributions from net realized gain on investments	—	—

Change in net assets resulting from distributions to shareholders	(23,525)	(2,769)

SHARE TRANSACTIONS:
Proceeds from sale of shares	1,808,838	1,040,897
Net asset value of shares issued to shareholders in payment of distributions declared	23,525	2,769
Cost of shares redeemed	(297,535)	(36,243)

Change in net assets resulting from share transactions	1,534,828	1,007,423

Change in net assets	1,705,619	1,323,230

NET ASSETS:
Beginning of period	$2,627,051	$1,303,821

End of period	$4,332,670	$2,627,051

Undistributed net investment income included in net assets at end of period	$5,256	$6,720

See Notes which are an integral part of the Financial Statements

Large Cap Value		Managed Allocation Fund–
Fund II		Moderate Growth II
Year Ended	Year Ended	Year Ended	Year Ended
December 31,	December 31,	December 31,	December 31,

2004	2003	2004	2003

$46,567	$19,191	$433,045	$152,341
479,346	7,310	2,693,819	81,132
—	—	906,378	88,869
(145,862)	565,462	(1,887,048)	2,197,827

380,051	591,963	2,146,194	2,520,169

(46,028)	(18,874)	(456,995)	(144,383)
—	—	(178,081)	(110,346)

(46,028)	(18,874)	(635,076)	(254,729)

1,853,288	1,054,158	17,512,566	14,624,275
46,027	18,874	635,075	254,728
(160,525)	(182,886)	(1,926,580)	(489,204)

1,738,790	890,146	16,221,061	14,389,799

2,072,813	1,463,235	17,732,179	16,655,239

$2,756,290	$1,293,055	$23,278,505	$6,623,266

$4,829,103	$2,756,290	$41,010,684	$23,278,505

$3,610	$3,071	$5,559	$29,509

(For a share outstanding throughout each period)

	Net Asset			Net Realized		Distributions	Distributions
	Value,	Net		and Unrealized	Total from	from Net	from Net
Year Ended	beginning	Investment		Gain (Loss) on	Investment	Investment	Realized Gain	Total
December 31,	of period	Income		Investments	Operations	Income	on Investments	Distributions
LARGE CAP GROWTH FUND II

2002(c)	$10.00	0.01		(1.66)	(1.65)	—	—	—
2003	$8.35	0.03		1.42	1.45	(0.02)	—	(0.02)
2004	$9.78	0.05		0.45	0.50	(0.06)	—	(0.06)
LARGE CAP VALUE FUND II

2002(c)	$10.00	0.04		(2.32)	(2.28)	(0.02)	—	(0.02)
2003	$7.70	0.09	(e)	2.47	2.56	(0.08)	—	(0.08)
2004	$10.18	0.11		0.86	0.97	(0.12)	—	(0.12)
MANAGED ALLOCATION FUND – MODERATE GROWTH II

2002(f)	$10.00	0.10	(e)	(0.78)	(0.68)	(0.03)	—	(0.03)
2003	$9.29	0.11	(e)	1.46	1.57	(0.09)	(0.11)	(0.20)
2004	$10.66	0.12		0.50	0.62	(0.13)	(0.07)	(0.20)
(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(d)	Computed on an annualized basis.
(e)	Based on average shares outstanding.
(f)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

								Net Assets,
Net Asset				Net		Expense		end	Portfolio
Value, end	Total			Investment		Waiver/		of period	Turnover
of period	Return(a)	Expenses		Income		Reimbursement(b)		(000 omitted)	Rate

$8.35	(16.50)%	1.00	%(d)	0.32	%(d)	2.80	%(d)	$1,304	35%
$9.78	17.35%	1.00%		0.37%		1.45%		$2,627	45%
$10.22	5.15%	1.00%		0.64%		1.89%		$4,333	111%

$7.70	(22.79)%	1.00	%(d)	0.98	%(d)	2.98	%(d)	$1,293	18%
$10.18	33.45%	1.00%		1.01%		1.23%		$2,756	26%
$11.03	9.58%	1.00%		1.22%		1.61%		$4,829	126%

$9.29	(6.79)%	0.74	%(d)	2.03	%(d)	1.03	%(d)	$6,623	8%
$10.66	17.29%	0.74%		1.08%		0.28%		$23,279	17%
$11.08	5.94%	0.74%		1.37%		0.06%		$41,011	109%

MTB Group of Funds December 31, 2004

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 34 portfolios (individually referred to as the “Fund”, or collectively as the

“Funds”). The Funds in this report are made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following diversified Funds are presented herein:

Portfolio Name	Investment Objective

MTB Large Cap Growth Fund II (Large Cap Growth Fund II)	Seeks to provide capital appreciation.
MTB Large Cap Value Fund II (Large Cap Value Fund II)	Seeks to provide capital appreciation. Current income is a secondary, non-fundamental consideration.
MTB Managed Allocation Fund – Moderate Growth II (Moderate Growth Fund II)	Seeks capital growth and, secondarily, income.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a share-
holder’s interest is limited to the portfolio in which shares are held.

Moderate Growth Fund II invests solely in shares of other funds within the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations – Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes – It is the policy of the Funds to comply with the Subchapter M provisions of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investments are recorded on an identified cost basis

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Large Cap Growth Fund II
	Year Ended	Year Ended
	December 31, 2004	December 31, 2003
	Shares	Shares

Shares sold	182,816	116,219
Shares issued to shareholders in payment of distributions declared	2,368	328
Shares redeemed	(30,053)	(4,119)

Net change resulting from share transactions	155,131	112,428

	Large Cap Value Fund II
	Year Ended	Year Ended
	December 31, 2004	December 31, 2003
	Shares	Shares

Shares sold	178,213	121,419
Shares issued to shareholders in payment of distributions declared	4,392	2,098
Shares redeemed	(15,491)	(20,806)

Net change resulting from share transactions	167,114	102,711

	Moderate Growth Fund II
	Year Ended	Year Ended
	December 31, 2004	December 31, 2003
	Shares	Shares

Shares sold	1,640,810	1,496,008
Shares issued to shareholders in payment of distributions declared	59,112	26,570
Shares redeemed	(182,336)	(51,039)

Net change resulting from share transactions	1,517,586	1,471,539

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003, was as follows:

	2004		2003
	Ordinary	Long-Term	Ordinary	Long-Term
Fund Name	Income[1]	Capital Gains	Income[1]	Capital Gains

Large Cap Growth Fund II	$23,525	$—	$2,769	$—
Large Cap Value Fund II	46,028	—	18,874	—
Moderate Growth Fund II	456,995	178,081	173,478	81,251

(1) For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows

		Undistributed	Unrealized
	Undistributed	Long-Term	Appreciation
Fund Name	Ordinary Income	Capital Gain	(Depreciation)

Large Cap Growth Fund II	$5,256	$135,205	$162,758
Large Cap Value Fund II	27,004	392,407	229,148
Moderate Growth Fund II	265,191	3,321,959	151,574

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

For federal income tax purposes, the following amounts apply as of December 31, 2004:

	Cost of	Unrealized	Unrealized	Net Unrealized
Fund Name	Investments	Appreciation	Depreciation	Appreciation

Large Cap Growth Fund II	$4,198,236	$304,752	$141,994	$162,758
Large Cap Value Fund II	4,565,232	238,393	9,245	229,148
Moderate Growth Fund II	40,886,599	231,289	79,715	151,574

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”) receives for its services an annual investment advisor fee based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Fund Name	Annual Rate

Large Cap Growth Fund II	0.85%
Large Cap Value Fund II	0.70%
Moderate Growth Fund II	0.25%

Sub-Advisory Fee – Prior to July 1, 2004, Montag & Caldwell, Inc. (Montag & Caldwell) served as the sub-advisor to the Large Cap Growth Fund II, and received for its services an allocable portion of the advisor fee that the Advisor received from Large Cap Growth Fund II. Montag & Caldwell’s fee was paid by the Advisor and not the Fund. Montag & Caldwell was paid by the Advisor as follows: 0.50% on the first $50 million average daily net assets; 0.40% on the next $50 million average daily net assets; 0.30% on the next $100 million average daily net assets and 0.20% on average daily net assets over $200 million. Effective July 1, 2004, the Advisor is directly managing the Large Cap Growth Fund II.

Administrative Fee – Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees payable to FServ

Average Aggregate Daily Net Assets
Maximum Fee	of the MTB Group of Funds

0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities

Average Aggregate Daily Net Assets
Maximum Fee	of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee, and can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses – Prior to July 1, 2004, FServ, through its subsidiary, Federated Shareholder Services Company (FSSC), served as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC was based on the size, type and number of accounts made by shareholders. The fees paid to FSSC during the reporting period, after voluntary waiver, if applicable was as follows:

Fund	Amount

Large Cap Growth Fund II	$3,437
Large Cap Value Fund II	$3,259
Moderate Growth Fund II	$5,091

Effective July 1, 2004, Boston Financial Data Services, Inc. (BFDS) assumed the functions previously performed by FSSC.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Securities, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund’s Shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses and/or recordkeeping and administrative expenses of up to 0.25% of average daily net assets, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Edgewood is a wholly owned subsidiary of Federated Investors, Inc.

Other Affiliated Parties and Transactions – Pursuant to a Securities and Exchange Commission exemption in the Act (section 12(d)(1)(G) for Moderate Growth Fund II and section 12(d)(1)(J) for Large Cap Growth Fund II and Large Cap Value Fund II), the Funds may invest in certain affiliated funds which are advised by the Advisor. Income earned from investments in these funds is recorded as income in the accompanying financial statements as follows:

		Income
		from
		Affiliated
Fund Name	Affiliated Fund Name	Issuers

Large Cap Growth	MTB Money Market Fund	$735
Fund II	MTB Prime Money Market Fund	751

	Total	$1,486

Large Cap Value	MTB Money Market Fund	$512
Fund II	MTB Prime Money Market Fund	861

	Total	$1,373

Moderate Growth	MTB Intermediate-Term Bond Fund	$158,462
Fund II	MTB International Equity Fund	48,206
	MTB Large Cap Growth Fund	14,205
	MTB Large Cap Stock Fund	144,416
	MTB Large Cap Value Fund	34,461
	MTB Prime Money Market Fund	22,052
	MTB Short Duration Government
	Bond Fund	46,753
	MTB Short-Term Corporate Bond Fund	70,606
	MTB Small Cap Stock Fund	46,435
	MTB U.S. Government Bond Fund	81,389

	Total	$666,985

General – Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies that provide services to the Funds.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended December 31, 2004, were as follows:

Fund Name	Purchases	Sales

Large Cap Growth Fund II	$5,165,261	$3,641,598
Large Cap Value Fund II	5,945,042	4,583,618
Moderate Growth Fund II	48,038,727	32,187,844

7. LINE OF CREDIT

The Funds (except Moderate Growth Fund II) entered into a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended December 31, 2004.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2004, the amount of long-term gain designated by Moderate Growth Fund II was $178,087. The remaining Funds did not designate any long-term capital gain dividends for the year ended December 31, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MTB GROUP OF FUNDS

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, and MTB Managed Allocation Fund – Moderate Growth II (three of the portfolios constituting MTB Group of Funds) (the “Funds”) as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, and MTB Managed Allocation Fund – Moderate Growth II of the MTB Group of Funds at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 7, 2005

BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board member and the senior officers of the Trust. The tables separately list Board members who are “interested persons” of the Trust (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Trust is composed of 34 funds and is the only investment company in the Fund Complex. Unless otherwise noted, each Board member oversees all portfolios of the Trust and serves for an indefinite term. The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge and upon request, by calling 1-800-836-2211.

INTERESTED TRUSTEE BACKGROUND

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Mark J. Czarnecki†	Principal Occupations: Executive Vice President, Manufacturers and Traders Trust
Manufacturers and Traders Trust Company	Company (“M&T Bank”), division head for M&T Bank’s investment group.
One M&T Plaza
Buffalo, NY 14203	Other Directorships Held: None
Birth date: November 3, 1955
TRUSTEE
Began serving: August 2000

† Mark J. Czarnecki is “interested” due to positions he holds with M&T Bank, the parent of the Funds’ advisor.

INDEPENDENT TRUSTEES BACKGROUND

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Joseph J. Castiglia	Principal Occupations: Chairman of the Board, HealthNow New York, Inc. (health
Roycroft Campus	care company); and former President, Chief Executive Officer and Vice Chairman,
21 South Grove Street, Suite 291	Pratt & Lambert United, Inc. (manufacturer of paints and chemical specialties).
East Aurora, NY 14052
Birth date: July 20, 1934	Other Directorships Held: The Energy East Corp.
CHAIRMAN AND TRUSTEE
Began serving: February 1988

John S. Cramer	Principal Occupations: Retired President and Chief Executive Officer, Pinnacle Health
4216 Jonathan Lane	System (health care); President Emeritus, Highmark Blue Cross Blue Shield.
Harrisburg, PA 17110
Birth date: February 22, 1942	Other Directorships Held: Highmark Blue Cross Blue Shield; Chek-Med Corporation.
TRUSTEE
Began serving: December 2000

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Daniel R. Gernatt, Jr.	Principal Occupations: President and CFO, Gernatt Asphalt Products, Inc.;
Richardson & Taylor Hollow Roads	Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President,
Collins, NY	Country Side Sand & Gravel, Inc.
Birth date: July 14, 1940
TRUSTEE	Other Directorships Held: None
Began serving: February 1988

William H. Cowie, Jr.	Principal Occupations: Retired Chief Financial Officer, Pencor, Inc. (environmental
1408 Ruxton Road	project development company) since 1995.
Baltimore, MD
Birth date: January 24, 1931	Other Directorships Held: None
TRUSTEE
Began serving: September 2003

Richard B. Seidel	Principal Occupations: Director and President (since 1995) of Girard Partners,
770 Hedges Lane	a registered broker-dealer.
Strafford, PA
Birth date: April 20, 1941	Other Directorships Held: None
TRUSTEE
Began serving: September 2003

OFFICERS

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s) and Previous Positions

Charles L. Davis	Principal Occupations: Vice President, Managing Director of Mutual Fund Services,
Federated Investors Tower	Federated Services Company; and President, Edgewood Services, Inc.
Pittsburgh, PA
Birth date: March 23, 1960	Previous Positions: President, Federated Clearing Services; and Director, Business
CHIEF EXECUTIVE OFFICER	Development Mutual Fund Services, Federated Services Company.
Began serving: December 2002

Carl W. Jordan	Principal Occupations: Senior Vice President, M&T Bank, 2001-Present;
One M&T Plaza	Administrative Vice President, M&T Bank, 1995-2001.
Buffalo, NY
Birth date: January 2, 1955
PRESIDENT
Began serving: May 2001

Edward C. Gonzales	Principal Occupations: Employee, Federated Investors, Inc.; formerly, President and
Federated Investors Tower	Executive Vice President of other funds distributed by Federated Securities Corp.;
Pittsburgh, PA	Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.
Birth date: October 22, 1930
EXECUTIVE VICE PRESIDENT	Previous Positions: Trustee or Director of other funds distributed by Federated
Began serving: June 2004	Securities Corp.; CEO and Chairman, Federated Administrative Services; Vice Presi-
dent, Federated Investment Management Company, Federated Investment Coun-
seling, Federated Global Investment Management Corp. and Passport Research,
Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director,
Federated Services Company; Trustee, Federated Shareholder Services Company.

Kenneth G. Thompson	Principal Occupations: Administrative Vice President, M&T Bank, 2002-Present;
100 East Pratt Street	Vice President, M&T Bank, 1999-2002; Regional Sales Manager, M&T Securities,
Baltimore, MD	Inc., 1995-1999.
Birth date: September 4, 1964
VICE PRESIDENT
Began serving: May 2001

Philip R. Carbone	Principal Occupations: Vice President, Director of Distribution for Proprietary
100 East Pratt Street, 15th floor	Products, M&T Securities, since 2003; Manager, Vision Shareholder Services and
Baltimore, MD	Discount Brokerage, 1998-2002.
Birth date: July 27, 1954
VICE PRESIDENT	Previous Positions: Regional Sales Manager, M&T Securities, Inc., 1995-1998.
Began Serving: September 2003

Scot A. Millen	Principal Occupations: Vice President, Product Manager, M&T Securities, since
100 East Pratt Street, 15th floor	2002; Executive Associate, M&T Investment Group, 2001-2002; Summer Associate,
Baltimore, MD	M&T Investment Group, 2000.
Birth date: February 22, 1969
VICE PRESIDENT
Began Serving: September 2003

Beth S. Broderick	Principal Occupations: Vice President, Mutual Fund Services Division, Federated
Federated Investors Tower	Services Company.
Pittsburgh, PA
Birth date: August 2, 1965
VICE PRESIDENT AND ASSISTANT TREASURER
Began serving: February 1998

Richard J. Thomas	Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Federated Investors Tower	Fund Complex; Senior Vice President, Federated Administrative Services.
Pittsburgh, PA
Birth date: June 17, 1954	Previous Positions: Vice President, Federated Administrative Services; held various
TREASURER	management positions within Funds Financial Services Division of Federated
Began serving: December 2002	Investors, Inc.

C. Grant Anderson	Principal Occupation: Counsel, Reed Smith LLP (since October 2002).
Federated Investors Tower
Pittsburgh, PA	Previous Positions: Corporate Counsel, Federated Investors, Inc.; Vice President,
Birth date: November 6, 1940	Federated Services Company.
SECRETARY
Began serving: December 2000

Victor R. Siclari	Principal Occupation: Partner, Reed Smith LLP (since October 2002).
Federated Investors Tower
Pittsburgh, PA	Previous Positions: Sr. Corporate Counsel and Vice President, Federated Services
Birth date: November 17, 1961	Company (prior to October 2002).
ASSISTANT SECRETARY
Began serving: May 2000; Secretary from
August 11, 1995 to May 11, 2000; Assistant
Secretary from 1993 to August 11, 1995.

Variable investment options are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Fund’s website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their Portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

Investment Advisor
 MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian and Fund Accountant
State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm
Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

Transfer Agent and
Dividend Disbursing Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

We are pleased to send you this Annual Report of MTB Group of Funds. The Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Annual Report.

Cusip 55376T734
Cusip 55376T650
Cusip 55376T577
28135 (2/05)

[Logo of MTB Group of Funds]

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15TH FLOOR
BALTIMORE, MD 21202

MTB-AR-008-0205

Item 2.     Code of Ethics

(a) As of the end of the  period  covered by this  report,  the  registrant  has adopted a code of ethics (the "Section 406 Standards for Investment  Companies -
Ethical Standards for Principal Executive and Financial  Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the  registrant's  Principal  Financial  Officer  also  serves as the  Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby  undertakes to provide any person,  without charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Joseph J. Castiglia,  William H. Cowie,  Jr., John S.
Cramer and Richard B. Seidel.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $435,600

                  Fiscal year ended 2003 - $299,250,

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $11,000 and $0 respectively.  Issuance of audit consents for N-1A and N-14 filings.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)  Percentage  of services  identified in items 4(b) through 4(d) that were approved by the registrants audit committee  pursuant to paragraph  (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $11,000

                  Fiscal year ended 2003 - $0

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
registrant's  disclosure  controls and  procedures  (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are  sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the  registrant's  internal  control over financial reporting  (as  defined in rule  30a-3(d)  under the Act) during the last fiscal quarter that have materially  affected,  or are reasonably  likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        February 18, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr., Principal Executive Officer
Date        February 23, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        February 18, 2005